Amounts due to banks and customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits From Customers [Table]
Amounts due to banks	$ 13,101	$ 11,050
Customer deposits	542,007	524,605
of which: demand deposits	246,417	236,447
of which: retail savings / deposits	247,224	220,898
of which: time deposits	48,365	67,260
Total amounts due to banks and customer deposits	555,108	535,655
UBS AG
Deposits From Customers [Table]
Amounts due to banks	13,101	11,050
Customer deposits	544,834	527,929
of which: demand deposits	247,299	237,604
of which: retail savings / deposits	247,224	220,898
of which: time deposits	50,312	69,427
Total amounts due to banks and customer deposits	$ 557,935	$ 538,979